Borrowings and financial liabilities - Summary of key inputs measured at ATLAS conversion option (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2021 EUR (€)	Dec. 31, 2023 EUR (€) item € / shares shares	Dec. 31, 2022 EUR (€)	Jun. 21, 2022 EUR (€) item € / shares
Borrowings and financial liabilities
Number of shares issued upon conversion of bonds | shares		350,334,130
Convertible Notes to Atlas
Borrowings and financial liabilities
Debt conversion number of bonds converted | item		250
Change in fair value			€ (546,000)
Number of shares issued upon conversion of bonds | shares		350,334,130
ATLAS Tranche 1 Member
Borrowings and financial liabilities
Debt conversion number of bonds converted	1,280
ATLAS Tranche 4 Member
Borrowings and financial liabilities
Number of outstanding convertible notes | item		0
Conversion price | € / shares		€ 0.005
Value of bond issue (in K€)		€ 614,000
Tranche 2
Borrowings and financial liabilities
Number of outstanding convertible notes | item		0		160
Conversion price | € / shares		€ 0.005		€ 0.10
Value of bond issue (in K€)				€ 3,840,000
Volatility | ATLAS Tranche 4 Member
Borrowings and financial liabilities
Input to valuation		95.00
Volatility | Tranche 2
Borrowings and financial liabilities
Input to valuation		95.00		70.00
Risk-free rate | ATLAS Tranche 4 Member
Borrowings and financial liabilities
Input to valuation		2.80
Risk-free rate | Tranche 2
Borrowings and financial liabilities
Input to valuation				1.82